Earnings (loss) Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share
Net income	¥ 115,404	¥ 148,965	¥ (990,731)
Weighted average common shares outstanding	4,882,501	4,877,405	4,877,405
Effect of dilutive instruments:
Weighted average common shares for diluted computation	5,166,653	5,470,655	4,877,405
Basic	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ 22.34	¥ 27.23	¥ (203.13)
Class A Common
Earnings Per Share
Weighted average common shares outstanding	1	1	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	1	1	1
Basic	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ 22.34	¥ 27.23	¥ (203.13)
Common
Earnings Per Share
Net income	¥ 115,404	¥ 148,965	¥ (990,731)
Weighted average common shares outstanding	4,882,500	4,877,404	4,877,404
Effect of dilutive instruments:
Stock options			599,800
Weighted average common shares for diluted computation	5,166,652	5,470,654	4,877,404
Basic	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ 22.34	¥ 27.23	¥ (203.13)
Common | Stock option
Effect of dilutive instruments:
Weighted average common shares for diluted computation	284,152	593,250